Fees Summary	Oct. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,722,000
Previously Paid Amount	0.00
Total Fee Amount	263.64
Total Offset Amount	0.00
Net Fee	263.64
Narrative - Max Aggregate Offering Price	$ 1,722,000
Final Prospectus	true